Basis of preparation and significant accounting policies - Additional information (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) country segment	Dec. 31, 2022 EUR (€)		Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of significant accounting policies [line items]
Reconciliation net result effect of adjustment after tax EU IAS 39 carve-out	€ (3,147)	€ 8,451		€ 1,174
Total equity	€ 55,628	€ 57,004		52,802	€ 52,640
Number of reportable segments | segment	5
Level of price index	1,859.38	1,128.45
Price index movements	0.6477	0.6427
Minimum
Disclosure of significant accounting policies [line items]
Number of countries in which entity operates | country	40
Maximum | Software
Disclosure of significant accounting policies [line items]
Useful life, intangible assets	5 years
Property | Minimum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	20 years
Property | Maximum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	50 years
- Data processing equipment | Minimum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	2 years
- Data processing equipment | Maximum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	5 years
Fixtures and fittings | Minimum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	4 years
Fixtures and fittings | Maximum
Disclosure of significant accounting policies [line items]
Useful life, property and equipment	10 years
Financial assets at amortised cost | Financial assets outside scope of IFRS 7, class
Disclosure of significant accounting policies [line items]
Financial assets	€ 538	€ 743
Adjustment
Disclosure of significant accounting policies [line items]
Total equity		(46)	[1]	€ 64
Adjustment | Financial assets at amortised cost | Financial assets outside scope of IFRS 7, class
Disclosure of significant accounting policies [line items]
Total equity		(13)
Adjustment | Increase (decrease) due to changes in accounting policy
Disclosure of significant accounting policies [line items]
Total equity		€ (33)

[1]	Changes in policy following the adoption of IFRS 17 and change in policy for non-financial guarantees.